Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2020-1
Statement to Securityholders
Determination Date: January 12, 2022

Payment Date	1/18/2022
Collection Period Start	12/1/2021
Collection Period End	12/31/2021
Interest Period Start	12/15/2021
Interest Period End	1/17/2022

Cut-Off Date Net Pool Balance	$1,356,484,236.72
Cut-Off Date Adjusted Pool Balance	$1,356,484,236.72

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Feb-21
Class A-2 Notes	$—	$—	$—	—	Jun-23
Class A-3 Notes	$368,422,069.71	$26,336,710.36	$342,085,359.35	0.775704	Nov-24
Class A-4 Notes	$122,790,000.00	$—	$122,790,000.00	1.000000	Aug-25
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Sep-25
Class C Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Oct-25
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Jul-26
Total Notes	$531,906,069.71	$26,336,710.36	$505,569,359.35

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$535,297,280.30	$508,960,569.94	0.375206
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$535,297,280.30	$508,960,569.94
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Reserve Account Balance	$3,391,210.59	$3,391,210.59

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.63725%	ACT/360	$—
Class A-2 Notes	$—	1.64000%	30/360	$—
Class A-3 Notes	$368,422,069.71	1.60000%	30/360	$491,229.43
Class A-4 Notes	$122,790,000.00	1.63000%	30/360	$166,789.75
Class B Notes	$13,565,000.00	1.79000%	30/360	$20,234.46
Class C Notes	$13,565,000.00	1.98000%	30/360	$22,382.25
Class D Notes	$13,564,000.00	2.23000%	30/360	$25,206.43
Total Notes	$531,906,069.71			$725,842.32

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$535,297,280.30	$508,960,569.94
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$535,297,280.30	$508,960,569.94
Number of Receivable Outstanding	41,912	40,871
Weight Average Contract Rate	4.59%	4.59%
Weighted Average Remaining Term (months)	39	38

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,067,254.80
Principal Collections	$26,266,906.80
Liquidation Proceeds	$137,303.41
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$28,471,465.01
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$28,471,465.01

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$446,081.07	$446,081.07	$—	$—	$28,025,383.94
Interest - Class A-1 Notes	$—	$—	$—	$—	$28,025,383.94
Interest - Class A-2 Notes	$—	$—	$—	$—	$28,025,383.94
Interest - Class A-3 Notes	$491,229.43	$491,229.43	$—	$—	$27,534,154.51
Interest - Class A-4 Notes	$166,789.75	$166,789.75	$—	$—	$27,367,364.76
First Allocation of Principal	$—	$—	$—	$—	$27,367,364.76
Interest - Class B Notes	$20,234.46	$20,234.46	$—	$—	$27,347,130.30
Second Allocation of Principal	$—	$—	$—	$—	$27,347,130.30
Interest - Class C Notes	$22,382.25	$22,382.25	$—	$—	$27,324,748.05
Third Allocation of Principal	$9,381,499.77	$9,381,499.77	$—	$—	$17,943,248.28
Interest - Class D Notes	$25,206.43	$25,206.43	$—	$—	$17,918,041.85
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$4,354,041.85
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,354,041.85
Regular Principal Distribution Amount	$3,391,210.59	$3,391,210.59	$—	$—	$962,831.26
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$962,831.26
Remaining Funds to Certificates	$962,831.26	$962,831.26	$—	$—	$—
Total	$28,471,465.01	$28,471,465.01	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$535,297,280.30	$508,960,569.94
Note Balance	$531,906,069.71	$505,569,359.35
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Target Overcollateralization Amount	$3,391,210.59	$3,391,210.59
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,210.59
Beginning Reserve Account Balance	$3,391,210.59
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,210.59

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.01%	7	$69,803.56
Liquidation Proceeds of Defaulted Receivables[1]	0.03%	62	$137,303.41
Monthly Net Losses (Liquidation Proceeds)			$(67,499.85)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.12%
Second Preceding Collection Period			0.09%
Preceding Collection Period			(0.11)%
Current Collection Period			(0.16)%
Four-Month Average Net Loss Ratio			(0.01)%
Cumulative Net Losses for All Periods			$1,149,074.55
Cumulative Net Loss Ratio			0.08%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.17%	60	$842,573.34
60-89 Days Delinquent	0.07%	22	$342,703.42
90-119 Days Delinquent	0.02%	6	$96,441.46
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.25%	88	$1,281,718.22

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	1	$18,436.64
Total Repossessed Inventory	2	$35,930.83

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	28	$439,144.88
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.06%
Second Preceding Collection Period		0.06%
Preceding Collection Period		0.08%
Current Collection Period		0.09%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of December 2021:

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.56	0.11%	34	0.08%